Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of Information on Leases

The following represents information on leases as of and for the years ended December 31:

	2023	2022
Finance lease cost (including amortization of right-of use assets of $23,349 and $23,349 and interest on lease liabilities of $7,083 and $12,843 in 2023 and 2022, respectively)	$30,432	$36,192

Operating lease expense	208,856	101,399

Total lease cost	$239,288	$137,591
Other information
Weighted average remaining lease term (years) – finance	0.64	1.71
Weighted average remaining lease term (years) – operating	3.32	1.30
Weighted average discount rate - finance leases	11.90%	11.90%
Weighted average discount rate - operating leases	6.67%	6.67%

Schedule of Annual Undiscounted Cash Flows of The Lease Liabilities

The following is a maturity analysis of the annual undiscounted cash flows of the lease liabilities as of December 31, 2023:

	Operating Leases	Finance Leases
Year ending December 31, 2024	$258,395	$38,055
Year ending December 31, 2025	212,512	629
Year ending December 31, 2026	158,282	-
Year ending December 31, 2027	116,592	-
Thereafter	9,716	-
Total undiscounted lease payments	755,497	38,684
Less: imputed interest	(81,335)	(1,716)
Total lease obligations	674,162	36,968
Less: current portion	(213,526)	(36,344)
Long-term lease obligations	$460,636	$624